CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON LTD - Condensed Statement of Cash Flows (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Investing activities
Other cash flows from investing activities		$ 4	$ (6)	[1]	$ 26	[1]
Financing activities
Proceeds from borrowings, net of fees paid	[2]	2,090	4,621	[1]	2,610	[1]
Repayment of debt		(2,466)	(4,351)	[1]	(2,891)	[1]
Dividends paid to equity owners of the parent		0	(259)	[1]	(520)	[1]
Net increase / (decrease) in cash and cash equivalents		714	474	[1]	(564)	[1]
Net foreign exchange difference		(23)	(51)	[1]	(8)	[1]
Cash and cash equivalents at beginning of period	[3]	1,669
Cash and cash equivalents at end of period	[3]	2,252	1,669
Veon Ltd.
Condensed Cash Flow Statements, Captions [Line Items]
Net cash flows from operating activities		(27)	(13)		(213)
Investing activities
Receipt of dividends		0	0		0
Receipt of capital surplus from a subsidiary		(1)	317		650
Other cash flows from investing activities		3	0		101
Cash flows from (used in) investing activities		2	317		751
Financing activities
Proceeds from borrowings, net of fees paid		0	0		0
Repayment of debt		0	0		0
Dividends paid to equity owners of the parent		0	(260)		(522)
Share capital issued and paid		0	0		0
Cash flows from (used in) financing activities		0	(260)		(522)
Net increase / (decrease) in cash and cash equivalents		(25)	44		16
Net foreign exchange difference		0	0		0
Cash and cash equivalents at beginning of period		79	35		19
Cash and cash equivalents at end of period		$ 54	$ 79		$ 35

[1]	* Prior year comparatives for the years ended December 31, 2020 and 2019 are adjusted following the classification of Algeria as a discontinued operation (see note 10)
[2]	Fees paid for borrowings were US$32 (2020: US$29, 2019: US$23)
[3]	* Certain comparative amounts have been reclassified, refer to Note 24 for further details.